Morgan, Lewis & Bockius LLP
2020 K Street, NW
Washington, District of Columbia 20006-1806
Tel. 202.373.6000
Fax: 202.373.6001 www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

October 20, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust (File Nos. 333-57793 and 811-08839)

Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust, a Massachusetts voluntary association (commonly known as a “business trust”) (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 145”). The purpose of PEA No. 145 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 138 filed on July 13, 2015; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s SPDR® S&P 500 High Dividend ETF.

I hereby certify that PEA No. 145 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

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